Operating Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Operating Segments

Note 27: Operating Segments
As of December 31, 2019, we had three reportable operating segments: Community Banking; Wholesale Banking; and Wealth and Investment Management (WIM). We define our operating segments by product type and customer segment and their results are based on our management reporting process. The management reporting process is based on U.S. GAAP with specific adjustments, such as for funds transfer pricing for asset/liability management, for shared revenues and expenses, and tax-equivalent adjustments to consistently reflect income from taxable and tax-exempt sources. The management reporting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. On February 11, 2020, we announced a new organizational structure with five principal lines of business: Consumer and Small Business Banking; Consumer Lending; Commercial Banking; Corporate and Investment Banking; and Wealth and Investment Management. The Company is currently in the process of transitioning to this new organizational structure, including identifying leadership for some of these principal business lines and aligning management reporting and allocation methodologies. These changes will not impact the consolidated financial results of the Company, but are expected to result in changes to our operating segments. We will update our operating segment disclosures, including comparative financial results, when the Company completes its transition and is managed in accordance with the new organizational structure.

Community Banking offers a complete line of diversified financial products and services for consumers and small businesses with annual sales generally up to $5 million in which the owner generally is the financial decision maker. These financial products and services include checking and savings accounts, credit and debit cards, and automobile, student, mortgage, home equity and small business lending, as well as referrals to Wholesale Banking and WIM business partners.
Community Banking serves customers through a complete range of channels, including traditional and in-supermarket and other small format branches, ATMs, digital (online, mobile, and social), and contact centers (phone, email and correspondence).
The Community Banking segment also includes the results of our Corporate Treasury activities net of allocations (including funds transfer pricing, capital, liquidity and certain corporate expenses) in support of other segments and results of investments in our affiliated venture capital and private equity partnerships.

Wholesale Banking provides financial solutions to businesses with annual sales generally in excess of $5 million and to financial institutions globally. Wholesale Banking provides a complete line of commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, and CRE loan servicing.

Wealth and Investment Management provides a full range of personalized wealth management, investment and retirement products and services to clients across U.S.-based businesses including Wells Fargo Advisors, The Private Bank, Abbot Downing, and Wells Fargo Asset Management. We deliver financial planning, private banking, credit, investment management and fiduciary services to high-net worth and ultra-high-net worth individuals and families. We also serve clients’ brokerage needs and provide investment management capabilities delivered to global institutional clients through separate accounts and the Wells Fargo Funds.

Other includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

Table 27.1 presents our results by operating segment.
Table 27.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2019
Net interest income (2)	$27,610	17,699	4,037	(2,115)	47,231
Provision (reversal of provision) for credit losses	2,319	378	5	(15)	2,687
Noninterest income	17,706	9,978	13,304	(3,156)	37,832
Noninterest expense	32,696	15,352	13,709	(3,579)	58,178
Income (loss) before income tax expense (benefit)	10,301	11,947	3,627	(1,677)	24,198
Income tax expense (benefit) (3)	2,426	1,246	904	(419)	4,157
Net income (loss) before noncontrolling interests	7,875	10,701	2,723	(1,258)	20,041
Less: Net income (loss) from noncontrolling interests	477	5	10	—	492
Net income (loss)	$7,398	10,696	2,713	(1,258)	19,549
2018
Net interest income (2)	$29,219	18,690	4,441	(2,355)	49,995
Provision (reversal of provision) for credit losses	1,783	(58)	(5)	24	1,744
Noninterest income	17,694	10,016	11,935	(3,232)	36,413
Noninterest expense	30,491	16,157	12,938	(3,460)	56,126
Income (loss) before income tax expense (benefit)	14,639	12,607	3,443	(2,151)	28,538
Income tax expense (benefit) (3)	3,784	1,555	861	(538)	5,662
Net income (loss) before noncontrolling interests	10,855	11,052	2,582	(1,613)	22,876
Less: Net income (loss) from noncontrolling interests	461	20	2	—	483
Net income (loss)	$10,394	11,032	2,580	(1,613)	22,393
2017
Net interest income (2)	$28,658	18,810	4,641	(2,552)	49,557
Provision (reversal of provision) for credit losses	2,555	(19)	(5)	(3)	2,528
Noninterest income	18,360	11,190	12,431	(3,149)	38,832
Noninterest expense	32,615	16,624	12,623	(3,378)	58,484
Income (loss) before income tax expense (benefit)	11,848	13,395	4,454	(2,320)	27,377
Income tax expense (benefit) (3)	634	3,496	1,668	(881)	4,917
Net income (loss) before noncontrolling interests	11,214	9,899	2,786	(1,439)	22,460
Less: Net income (loss) from noncontrolling interests	276	(15)	16	—	277
Net income (loss)	$10,938	9,914	2,770	(1,439)	22,183
2019
Average loans	$459.4	475.3	75.6	(59.3)	951.0
Average assets	1,028.4	861.0	84.3	(60.3)	1,913.4
Average deposits	782.0	422.5	146.0	(64.2)	1,286.3
2018
Average loans	463.7	465.7	74.6	(58.8)	945.2
Average assets	1,034.1	830.5	83.9	(59.6)	1,888.9
Average deposits	757.2	423.7	165.0	(70.0)	1,275.9

(1)
Includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for WIM customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets as well as interest credits for any funding of a segment available to be provided to other segments. The cost of liabilities includes actual interest expense on segment liabilities as well as funding charges for any funding provided from other segments.

(3)
Income tax expense (benefit) for our Wholesale Banking operating segment included income tax credits related to low-income housing and renewable energy investments of $1.8 billion, $1.6 billion and $1.4 billion for the years ended December 31, 2019, 2018 and 2017 respectively.